BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of borrowings

In millions	December 31, 2025	December 31, 2024
Non-current borrowings	$792.3	$790.8
Other borrowings	142.8	136.5
Total	$935.1	$927.3

Schedule of payments of borrowings, excluding interest, in future financial years
The scheduled payments of borrowings, excluding interest, in future financial years are summarized as follows:

In millions	December 31, 2025
2026	$142.8
2027	—
2028	—
2029	—
2030	—
Thereafter	800.0
Total repayments	942.8
Less: Unamortized debt discount	(5.3)
Less: Unamortized debt issuance costs	(2.4)
Total borrowings	935.1
Less: Current portion	(142.8)
Non-current portion	$792.3